Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 2,110	$ 4,023
Accounts receivable, net	8,760
Advance to suppliers, net	634
Inventories, net	155	267
Prepaid expenses and other current assets, net	4,417	2,406
Current assets of discontinued operation		1,304
Total current assets	16,335	8,000
Non-current assets:
Property and equipment, net	239	152
Intangible assets, net	83,020
Goodwill	26,723
Operating lease right-of-use asset, net	886
Other non-current assets	33
Non-current assets of discontinued operation		292
Total non-current assets	110,901	444
TOTAL ASSETS	127,236	8,444
Current liabilities:
Accounts payable	3,833	3,686
Advance from customers	80
Warrant liabilities	72	87
Convertible notes	2,985	11,126
Accrued expenses and other current liabilities	19,034	9,237
Lease liabilities, current	126
Current liabilities of discontinued operation		99,259
Total current liabilities	27,008	124,559
Non-current liabilities:
Lease liabilities, non-current	473
Deferred tax liabilities	3,962
Total non-current liabilities	4,435
TOTAL LIABILITIES	31,443	124,559
Shareholders’ equity (deficit)
Additional paid-in capital	952,564	798,241
Accumulated deficit	(857,709)	(904,391)
Accumulated other comprehensive income (loss)	593	(5,675)
Robo.ai Shareholders’ equity (deficit)	95,782	(111,788)
Non-controlling interests	11	(4,327)
Total Shareholders’ equity (deficit)	95,793	(116,115)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	127,236	8,444
Related Party
Current assets:
Amounts due from a related party	259
Current liabilities:
Amounts due to related parties	878	1,164
Class A Ordinary Shares
Shareholders’ equity (deficit)
Ordinary shares, value	18	4
Class B Ordinary Shares
Shareholders’ equity (deficit)
Ordinary shares, value	$ 316	$ 33